Significant Accounting Policies - Summarizes intangible asset (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross carrying amount	$ 1,073	$ 1,073
Accumulated amortization	860	645
Finite-Lived Intangible Assets, Net, Total	$ 213	$ 428